Shareholders' equity - Preferred Stock Summary (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Total shares issued and outstanding (shares)	48,826	45,826
Carrying value	$ 4,838	$ 4,541
Series A Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	4.00%
Total shares issued and outstanding (shares)	5,001	5,001
Carrying value	$ 500	$ 500
Liquidation preference per share (usd per share)	$ 100,000
Depository Share, Portion of Preferred Stock Share, Percent	1.00%
Series A Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	0.565%
Series D Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	4.50%
Total shares issued and outstanding (shares)	5,000	5,000
Carrying value	$ 494	$ 494
Liquidation preference per share (usd per share)	$ 100,000
Depository Share, Portion of Preferred Stock Share, Percent	1.00%
Series D Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	2.46%
Series E Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	4.95%
Total shares issued and outstanding (shares)	0	10,000
Carrying value	$ 0	$ 990
Liquidation preference per share (usd per share)	$ 100,000
Depository Share, Portion of Preferred Stock Share, Percent	1.00%
Series E Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	3.42%
Series F Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	4.625%
Total shares issued and outstanding (shares)	10,000	10,000
Carrying value	$ 990	$ 990
Liquidation preference per share (usd per share)	$ 100,000
Depository Share, Portion of Preferred Stock Share, Percent	1.00%
Series F Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	3.131%
Series G Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	4.70%
Total shares issued and outstanding (shares)	10,000	10,000
Carrying value	$ 990	$ 990
Liquidation preference per share (usd per share)	$ 100,000
Depository Share, Portion of Preferred Stock Share, Percent	1.00%
Series G Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	4.358%
Series H Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	3.70%
Total shares issued and outstanding (shares)	5,825	5,825
Carrying value	$ 577	$ 577
Liquidation preference per share (usd per share)	$ 100,000
Depository Share, Portion of Preferred Stock Share, Percent	1.00%
Series H Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	3.352%
Series I Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate	2.63%
Total shares issued and outstanding (shares)	13,000	0
Carrying value	$ 1,287	$ 0
Liquidation preference per share (usd per share)	$ 100,000
Series I Noncumulative Perpetual Preferred Stock | LIBOR
Class of Stock [Line Items]
Preferred stock, basis spread on variable rate	3.75%